Treasury Stock - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021	Oct. 21, 2010	May 25, 2006	Jun. 13, 2005	Oct. 09, 2003
Class of Stock Disclosures [Abstract]
Treasury Stock, value of common stock shares authorized for repurchase				$ 250,000,000	$ 250,000,000	$ 250,000,000	$ 250,000,000
Treasury Stock, common stock shares repurchased	0	0	0
Amount remained available to purchase shares under repurchase program	$ 208,933,000